Share Capital - Additional Information (Detail) - USD ($)							12 Months Ended
	Sep. 30, 2015	Apr. 01, 2015	May. 22, 2014	Feb. 13, 2014	Nov. 08, 2013	Dec. 13, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Class Of Stock [Line Items]
Dividend reinvestment program discount rate percentage							3.00%
Proceeds from issuance of common shares, net								$ 4,245,000	$ 73,179,000
Value of stock repurchased							$ 12,303,000		8,950,000
Preferred shares, issued							23,673,403	24,170,531
Proceeds from issuance of preferred shares, net								$ 130,415,000	$ 47,862,000
Common Class B [Member]
Class Of Stock [Line Items]
Common shares, authorized							25,000,000	25,000,000
Common shares, outstanding							0
Class C common Shares [Member]
Class Of Stock [Line Items]
Common shares, authorized							100	100
Common shares, outstanding							0
Class A Common Shares [Member]
Class Of Stock [Line Items]
Common shares, authorized							200,000,000	200,000,000
Common shares, outstanding							98,622,160	96,662,928
Maximum sales proceeds from at the market offering			$ 75,000,000
Number of shares issued								206,600	3,500,000
Class A Common Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase		$ 50,000,000
Expiration of share repurchase authorization		2018-03
Number of shares repurchased							944,524
Value of stock repurchased							$ 13,885,000
Class A Common Shares [Member] | At-the-Market [Member]
Class Of Stock [Line Items]
Proceeds from issuance of common shares, net								$ 4,733,000
Series C Preferred Shares [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase										$ 150,000,000
Number of shares repurchased							343,757		334,469
Dividend rate percentage							9.50%
Redemption price per share							$ 25.00
Increase in dividend rate payable quarterly							1.25
Preferred shares, issued							13,321,774
Series C Preferred Shares [Member] | Prior to January 30, 2016 [Member]
Class Of Stock [Line Items]
Aggregate maximum dividend rate payable per annum							25.00%
Series C Preferred Shares [Member] | After January 30, 2016 [Member]
Class Of Stock [Line Items]
Aggregate maximum dividend rate payable per annum							30.00%
Series C Preferred Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase	$ 75,000,000
Expiration of share repurchase authorization	2015-12
Series C Preferred Shares [Member] | Shares Repurchased Via Repurchase Plans [Member]
Class Of Stock [Line Items]
Number of shares repurchased							303,757
Value of stock repurchased							$ 7,660,000
Series C Preferred Shares [Member] | Open Market Repurchases [Member]
Class Of Stock [Line Items]
Number of shares repurchased							40,000
Value of stock repurchased							$ 1,020,000
Dividend rate percentage							9.50%
Repurchase price per share							$ 25.50
Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares issued									2,000,000
Value of shares authorized for repurchase	$ 25,000,000
Number of shares repurchased							123,971
Value of stock repurchased							$ 2,929,000
Dividend rate percentage						7.95%
Redemption price per share							$ 25.00
Preferred shares, issued					2,000,000	3,105,000	4,981,029
Proceeds from issuance of preferred shares, net					$ 50,000,000	$ 77,625,000
Series D Preferred Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase	$ 7,500,000
Expiration of share repurchase authorization	2015-12
Series E Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares issued								5,400,000
Value of shares authorized for repurchase	$ 25,000,000
Number of shares repurchased							29,400
Value of stock repurchased							$ 694,000
Dividend rate percentage				8.25%
Redemption price per share							$ 25.00
Preferred shares, issued				5,400,000			5,370,600
Proceeds from issuance of preferred shares, net				$ 135,000,000
Series E Preferred Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase	$ 7,500,000
Expiration of share repurchase authorization	2015-12